                       SELECT DIMENSIONS VARIABLE ANNUITY
                                   (SERIES I)

                             SEPARATE ACCOUNT THREE
                        HARTFORD LIFE INSURANCE COMPANY

       SUPPLEMENT DATED JULY 24, 2001 TO THE PROSPECTUS DATED MAY 1, 2001

Morgan Stanley Dean Witter Select Dimensions Investment Series changed its name to Morgan Stanley Select Dimensions Investment Series. All references in the prospectus to "Morgan Stanley Dean Witter Select Dimensions Investment Series" should be deleted and replaced with "Morgan Stanley Select Dimensions Investment Series."

Morgan Stanley Dean Witter Advisors Inc., the investment manager to Morgan Stanley Select Dimensions Investment Series, changed its name to Morgan Stanley Investment Advisors Inc. All references in the prospectus to "Morgan Stanley Dean Witter Advisors Inc." should be deleted and replaced with "Morgan Stanley Investment Advisors Inc."

All references in the prospectus to "Morgan Stanley Dean Witter Portfolios" should be deleted and replaced with "Morgan Stanley Portfolios."

Morgan Stanley Dean Witter Services Company Inc., which performs certain administrative services to Morgan Stanley Select Dimensions Investment Series, changed its name to Morgan Stanley Services Company Inc. All references in the prospectus to "Morgan Stanley Dean Witter Services Company Inc." should be deleted and replaced with "Morgan Stanley Services Company Inc."

Morgan Stanley Dean Witter Investment Management Inc., which provides sub-investment advisory services to certain Portfolios, changed its name to Morgan Stanley Investment Management Inc. All references in the prospectus to "Morgan Stanley Dean Witter Investment Management Inc." should be deleted and replaced with "Morgan Stanley Investment Management Inc."

  THIS SUPPLEMENT SHOULD BE RETAINED WITH THE PROSPECTUS FOR FUTURE REFERENCE.

HV-3221
33-80738